PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4 - PROPERTY AND EQUIPMENT

	December 31
	2023	2024
Cost:
Laboratory equipment	$3,514	$3,504
Office equipment and furniture	288	287
Computers and software	451	453
Leasehold improvements	1,985	1,982
	6,238	6,226
Less:
Accumulated depreciation and amortization	(5,804)	(6,024)
Property and equipment, net	$434	$202

Depreciation and amortization expense totaled $562, $342 and $233 for the years ended December 31, 2022, 2023 and 2024, respectively.

During 2023 the Company has sold Equipment which its total cost was $ 271. The gain from the sell of the Equipment recorded as other income in total amount of $55.